Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2019
Share-Based Compensation [Abstract]
Schedule of number of share options and weighted average exercise prices

	December 31, 2018 (audited)		June 30, 2019 (unaudited)
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		NIS		NIS

Outstanding at beginning of period	10,752,668	1.18	13,014,147	1.18
Options exercised for shares	(310,180)	1.29	-	-
Options forfeited	(170,375)	1.34	(2,275,019)	1.24
Option expired	(693,756)	1.39	(211,000)	1.53
Granted	3,435,790	1.21	12,627,000	0.14

Outstanding at end of period	13,014,147	1.18	23,155,128	0.60
Options exercisable at the end of the period	5,536,636	1.18	6,765,587	1.16

Schedule of fair value of options under black-scholes

	2018	2019

Dividend yield (%)	0	0
Expected volatility of the share prices (%)	82.24%-84.66%	77.75%-78.21%
Risk-free interest rate (%)	2.93%-1.86%	2.14%-2.61%
Expected life of share options (years)	10	10